Operating costs (Tables)	12 Months Ended
Mar. 31, 2019
Operating Costs [Abstract]
Summary of Operating Costs
Year ended 31 March	Notes	2019 £m	2018 £m	2017 £m
Operating costs by nature
Staff costs:
Wages and salaries		4,264	4,229	4,134
Social security costs		440	461	477
Other pension costs	20	611	624	521
Share-based payment expense	22	67	84	57
Total staff costs		5,382	5,398	5,189
Own work capitalised		(834)	(798)	(813)
Net staff costs		4,548	4,600	4,376
Net indirect labour costs[a]		267	315	399
Net labour costs		4,815	4,915	4,775
Product costs and sales commissions[b]		4,464	4,429	4,588
Payments to telecommunications operators		2,059	2,306	2,653
Property and energy costs		1,325	1,285	1,202
Network operating and IT costs		1,026	963	983
TV programme rights charges		841	763	714
Provision and installation[b]		624	657	669
Marketing and sales[b]		322	317	365
Other operating costs[b]		831	830	675
Other operating income		(240)	(224)	(187)
Depreciation of property, plant and equipment
Owned assets	15	2,390	2,381	2,382
Held under finance leases	15	2	10	10
Amortisation of intangible assets[c]	14	1,154	1,123	1,118
Total operating costs before specific items		19,613	19,755	19,947
Specific items	10	394	587	948
Total operating costs		20,007	20,342	20,895
Operating costs before specific items include the following:
Leaver costs[d]		17	50	86
Research and development expenditure[e]		643	632	638
Operating lease charges		801	732	692
Foreign currency gains		(11)	0	(12)
Inventories recognised as an expense		2,388	2,588	2,680
Government grants		(3)	(3)	(5)

[a]	Net of capitalised indirect labour costs of £672m (2017/18: £612m, 2016/17: £463m).
[b]

Included within 'other operating costs' in prior years were costs relating to product costs and commissions; provision and installation; and marketing and sales. These are now presented separately. The ‘other operating costs’ comparative for 2017/18 and 2016/17 has been re-presented for consistency.

[c]	Excludes £nil (2017/18: £nil, 2016/17: £62m) of amortisation presented as specific items which relate to a write-off of software costs as a result of the integration of EE.
[d]

Leaver costs are included within wages and salaries, except for leaver costs of £257m (2017/18: £168m, 2016/17: £37m) associated with restructuring and EE integration costs, which have been recorded as specific items.

[e]

Research and development expenditure reported in the income statement includes amortisation of £581m (2017/18: £573m, 2016/17: £577m) in respect of internally developed computer software and operating expenses of £62m (2017/18: £59m, 2016/17: £61m). In addition, the group capitalised software development costs of £472m (2017/18: £450m, 2016/17: £457m).

Summary of Compensation of Key Management Personnel

Who are our key management personnel and how are they compensated?

Key management personnel comprise executive and non-executive directors and members of the Executive Committee.

Compensation of key management personnel is shown in the table below:

Year ended 31 March	2019 £m	2018 £m	2017 £m
Short-term employee benefits	13.5	11.8	10.5
Post employment benefits [a]	1.2	1.3	1.3
Share-based payments	5.0	6.2	5.6
Termination benefits	0.6	2.2	–
	20.3	21.5	17.4

[a] Post employment benefits comprise cash pensions allowances paid to the Chief Executive Officer and Chief Financial Officer. The group does not contribute to defined contribution or defined benefit pension schemes on behalf of key management personnel.

Key management personnel are compensated solely in the form of cash and share-based payments. During the current and prior years, key management personnel made no gains from exercise of share options.